Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivable, Recorded Investment) (Details) (USD $) In Thousands	Sep. 30, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 50,291
Restructurings Due To Financial Difficulties [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	30,667
Restructurings Due To Financial Difficulties [Member] | One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	23,534
Restructurings Due To Financial Difficulties [Member] | One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,155
Restructurings Due To Financial Difficulties [Member] | Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	563
Restructurings Due To Financial Difficulties [Member] | Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	413
Restructurings Due To Financial Difficulties [Member] | Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	2
Loan Endorsement Program [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624
Loan Endorsement Program [Member] | One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	19,624
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	43,158
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,155
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	563
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	413
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 2